Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions [Text Block]
5.	Transactions with Parties-in-Interest
Parties-in-interest
are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others.
At December 31, 2025, the Plan held 3,742,606 shares of Company common stock with a cost and fair value of $200,496,899 and $373,736,635, respectively. During 2025, the Plan purchased 139,356 shares at a cost of $13,742,718 and sold 207,046 shares valued at $20,589,229.
At December 31, 2024, the Plan held 3,810,296 shares of Company common stock with a cost and fair value of $197,643,166 and $339,649,785, respectively. During 2024, the Plan purchased 147,522 shares at a cost of $11,485,245 and sold 323,016 shares valued at $25,646,132.

For the year ended December 31, 2025, dividend income and realized gains from the sale of Company common stock was $10,649,834 and $9,700,245, respectively. For the year ended December 31, 2024, dividend income and realized gains from the sale of Company common stock was $10,391,016 and $9,090,944, respectively.
At December 31, 2025 and 2024, the Plan held shares in the Fidelity Institutional Money Market Government Portfolio. This portfolio is managed by the Trustee, and therefore, qualifies as party-in-interest
transactions. Notes receivable from Participants also reflect party-in-interest
transactions.
Fees paid by the Plan to the Trustee for recordkeeping, trust services, and advisory services were $1,402,551 and $1,390,801 for the years ended December 31, 2025 and 2024, respectively.
Fees paid to and investments issued by various Plan investment managers or affiliates of Plan investment managers also reflect party-in-interest
transactions.
These transactions are allowable
party-in-interest
transactions under Section 408(b)(8) of ERISA.